Leases - Summary of maturities of lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
2022	¥ 13,022
2023	11,481
2024	5,182
Total undiscounted lease payments	29,685
Less: imputed interest	(1,803)
Total lease liabilities	¥ 27,882	¥ 44,516